Trust for Advised Portfolios
Supplement dated November 22, 2022
to the Prospectus
dated April 30, 2022 for the
1919 Financial Services Fund

This supplement serves as notification of the following changes:

John Helfst began serving as a Portfolio Manager of the 1919 Financial Services Fund on October 1, 2022.

Accordingly, the information in the section entitled “Summary Section - 1919 Financial Services Fund - Portfolio Managers” is replaced with the following:
Mr. Charles King, CFA, Chief Investment Officer and a Managing Director of the Adviser, became a portfolio manager of the Financial Services Fund in March 2017. John Helfst became a portfolio manager of the Financial Services Fund in October 2022.

Furthermore, the information in the section entitled “Management of the Funds - Portfolio Managers - 1919 Financial Services Fund” is replaced with the following:
1919 Financial Services Fund. Mr. Charles King, CFA and Mr. John Helfst are portfolio managers of the Financial Services Fund.
•Mr. King, a portfolio manager at 1919ic since 1998 and 1919ic’s chief investment officer since January 2011, leads 1919ic’s Philadelphia office and manages investment portfolios for individual and institutional clients. Before joining 1919ic, he was a senior portfolio manager at CoreStates Family Wealth Group.
•Mr. Helfst, a Financial Services Research Analyst at 1919 since June 2022, has more than 26 years of experience focused on financial services and real estate. Prior to joining 1919 he was a financial services research analyst and portfolio manager at Voya (formerly ING) Investment Management since 2015.

Please contact the Fund at 844-828-1919 if you have any questions.

Please retain this supplement with your Prospectus for future reference.

Trust for Advised Portfolios
Supplement dated November 22, 2022
to the Statement of Additional Information
dated April 30, 2022, as previously supplemented for the
1919 Financial Services Fund
1919 Socially Responsive Fund
1919 Maryland Tax-Free Income Fund

This supplement serves as notification of the following changes:

John Helfst began serving as a Portfolio Manager of the 1919 Financial Services Fund on October 1, 2022.

Accordingly, the following table is added to the section entitled “Investment Adviser - Portfolio Manager - Financial Services Fund - Other Accounts Managed by the Portfolio Manager”:

	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
John Helfst	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Furthermore, the following table is added to the section entitled “Investment Adviser - Portfolio Manager - Financial Services Fund - Portfolio Manager Securities Ownership”:

Portfolio Manager	Dollar Range of Ownership of Securities
John Helfst	None

Please contact the Fund at 844-828-1919 if you have any questions.

Please retain this supplement with your Statement of Additional Information for future reference.